CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve	Accumulated deficit	Total equity	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 141		$ 183,342	$ (96,194)	$ 87,289		$ 87,289
Loss				(20,838)	(20,838)		(20,838)
Exercise of options	1		682		683		683
Share-based compensation			2,244		2,244		2,244
Balance at Dec. 31, 2017	142		186,268	(117,032)	69,378		69,378
Loss				(20,758)	(20,758)	(54)	(20,812)
Exercise of options		[1]	9		9		9
Share-based compensation			1,424		1,424	307	1,731
Balance at Dec. 31, 2018	142		187,701	(137,790)	50,053	253	50,306
Loss				(18,112)	(18,112)	(1,003)	(19,115)
Issuance of subsidiary's ordinary shares to non-controlling interests			17,406		17,406	10,042	27,448
Benefit to non-controlling interests regarding share-based compensation			(17)		(17)	17
Share-based compensation			814		814	764	1,578
Balance at Dec. 31, 2019	$ 142		$ 205,904	$ (155,902)	$ 50,144	$ 10,073	$ 60,217

[1]	Represents an amount lower than $1